Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Text Block]

1.      Basis of Presentation and General Information:
Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries for a broad range of dry bulk cargoes, including coal, iron ore, and grains or major bulks, as well as bauxite, phosphate, fertilizers and steel products or minor bulks.
The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).
a.      Disposal of Subsidiary:
On November 9, 2012, the Company entered into an agreement with I.M.I. Holdings Corp. (the “Buyer” or “IMI), to sell its 100% ownership interest in Bulk Energy Transport (Holdings) Limited (“BET”), for a nominal cash consideration of $0.001. In addition, the Company released BET from all of its obligations and liabilities towards the Company, which accrued to $3,508 as of the date of sale. The transaction was consummated on December 30, 2012 upon finalization of all the required documentation. On December 18, 2012, at the direction of IMI, the Company sold the vessel BET Prince for gross proceeds of $8,330, which were used to repay part of the then outstanding debt.
IMI is ultimately controlled by entities controlled by members of the Restis family and is under common control with the Company. In connection with the sale of BET, the Company's Board of Directors obtained a fairness opinion from an independent third party. The sale of BET was treated as a transaction between entities under common control, and as such, asset and liability values were transferred at historical cost, with the resulting gains from the extinguishment of BET's net liabilities amounting to $5,213 recognized as an equity transaction within Additional paid-in capital.
The estimated historical carrying values of the assets and liabilities that were agreed to be transferred were as follows:

Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)

b.      Going Concern:
Over the past year, the Company has experienced significant losses and reduction in cash and cash equivalents, which has affected, and which the Company expects will continue to affect, its ability to satisfy its obligations. As charter rates for bulkers have experienced a high degree of volatility and the Company had to re-charter its vessels at low prevailing market rates, the Company experienced significant reduction in cash flow, which in turn further impaired the Company's liquidity. At December 31, 2012, the Company reported a working capital deficit of $170,491.
As a result of the conditions set out above, over a period of time, the Company defaulted under the facility agreements set forth in Note 11 in respect of certain covenants (including, in some cases, the failure to make principal installments and interest payments and the failure to satisfy financial covenants). To date, the Company has not obtained satisfactory waivers of these defaults from its lenders. The Company's lenders have not exercised their remedies; however, they could change their position at any time. As of December 31, 2012, long-term debt has been classified under current liabilities in the consolidated balance sheet as a result of the above violations of the debt terms and covenants.
The Company has entered into restructuring discussions with each of the lenders under its loan facility agreements. As part of the restructuring, the Company appointed Houlihan Lokey and Axia Ventures Group to act as financial advisors in respect of the overall restructuring. The aim of the restructuring is to increase liquidity, normalize trade vendor payments and deleverage the Company on a going forward basis.
During 2012 and up to the date of issuance of these financial statements, the Company has sold, disposed of, or otherwise handed control over to its lenders (through the transfer of ownership of certain of its ship owning subsidiaries) a total of 13 vessels in connection with the restructuring Note 11. See Note 23 for a discussion of the recent developments relating to the Company's restructuring negotiations.
Proceeds from the sale of additional vessels are not expected to be sufficient to fully repay the related debt outstanding; therefore, it is likely that the Company will continue to have significant debt unless it enters into satisfactory arrangements with its lenders for the discharge of a portion of such obligations.
While the Company continues to use its best efforts to complete the restructuring, there can be no assurance that a successful resolution can be reached with its lenders or that the restructuring will be successfully completed. Furthermore, there is no assurance that the Company will obtain the releases from certain of its indebtedness as proposed in the restructuring and failure to obtain such releases could materially and adversely affect its business and operations. In addition, the ultimate accounting impact of the restructuring is unknown and will not be determined until the final terms of the restructuring are reached with the Company's lenders. The outcome could negatively impact the trading of the Company's common shares and its ability to remain listed on NASDAQ.
All of the above raise substantial doubt regarding the Company's ability to continue as a going concern.
These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.
c.      Subsidiaries in Consolidation:
Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2012 are as follows:

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank (ex CPB)
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	N/A	Piraeus Bank (ex CPB)
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	N/A	Piraeus Bank (ex CPB)
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank (ex CPB)
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Fiesta Shipping Limited (2)	Liberia	August 14, 2007	Fiesta	May 21, 2010	January 29, 2013	DVB
Maritime Fantasy Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fantasy	May 21, 2010	January 29, 2013	DVB
Maritime Fighter Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fighter	May 21, 2010	January 29, 2013	DVB
Maritime Freeway Shipping Limited (2)	Liberia	August 14, 2007	Clipper Freeway	May 21, 2010	January 29, 2013	DVB
African Joy Shipping Limited (2)	British Virgin Islands	February 13, 2008	African Joy	May 21, 2010	N/A	UoB
African Glory Shipping Limited (2)	British Virgin Islands	October 24, 2007	African Glory	May 21, 2010	N/A	UoB
Asian Grace Shipping Limited (2)	British Virgin Islands	January 18, 2008	Asian Grace	May 21, 2010	N/A	UoB
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (4)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A

(1)      Subsidiaries wholly owned
(2)      Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (“MCS”)
(3)      Management company
(4)      Dormant company